Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds ("Trust") (File Nos. 033-31894 and 811-05954)

Schwab Value Advantage Money Fund	Schwab Variable Share Price Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Retirement Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Post-Effective Amendment No. 115
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 28, 2020, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Christine Pierangeli

Christine Pierangeli

Corporate Counsel